Offerings - Offering: 1	Jul. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,766,500
Proposed Maximum Offering Price per Unit	7.41
Maximum Aggregate Offering Price	$ 27,909,765
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,854.34
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Decoy Therapeutics Inc. (the “Registrant”) as may be issued or issuable resulting from stock splits, stock dividends or similar transactions.

(2) Consists of (i) up to 592,217 shares of Common Stock issuable upon exercise of pre-funded warrants (the “Pre-Funded Warrants”), (ii) up to 2,961,085 shares of Common Stock issuable upon exercise of milestone-based Series A common warrants, Series B common warrants and Series C common warrants (collectively, the “Milestone Warrants”) and (iii) up to 213,198 shares of Common Stock issuable upon exercise of warrants issued to the placement agent and its designee (the “Placement Agent Warrants” and, together with the Pre-Funded Warrants and the Milestone Warrants, the “Warrants”), in each case issued in a private placement that closed on June 29, 2026. The Registrant will not receive any proceeds from the resale of such shares by the selling stockholders.

(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, based on the average of the high and low prices for a share of the Registrant’s Common Stock as reported on the Nasdaq Stock Market, LLC on July 6, 2026, which is a date within five business days of the filing of the Registration Statement.